5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Details)	12 Months Ended
Dec. 31, 2017
New/Amended Standard 1
Disclosure of initial application of standards or interpretations [line items]
Changes to IFRS and new interpretations of mandatory application starting at the current year

Statement: Annual improvements to IFRS: 2015 – 2017 cycle

Description: Amendments to IFRS 12 - Disclosure of interests in other entities - clarification of the scope statements.

Impact: The adoption of this standard had no significant impact on the consolidated financial statements.

New/Amended Standard 2
Disclosure of initial application of standards or interpretations [line items]
Changes to IFRS and new interpretations of mandatory application starting at the current year

Statement: IAS 12 – Deferred tax income recognize for unrealized losses

Description: Describes the treatment of temporary difference.

Impact: The adoption of this standard had no significant impact on the consolidated financial statements.

New/Amended Standard 3
Disclosure of initial application of standards or interpretations [line items]
Changes to IFRS and new interpretations of mandatory application starting at the current year

Statement: IAS 7 – Initiatives to improve disclosures

Description: Describes about disclosures that enable users to evaluate the changes in liabilities related to financing activities.

Impact: The adoption of this standard had no significant impact on the consolidated financial statements.